Other long-term liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Noncurrent Liabilities

Other long-term liabilities as of March 31, 2011 and 2012 consist of the following:

	Yen in millions
	March 31
	2011	2012
Deferred tax liabilities	¥3,430	¥2,943
Unrecognized tax benefits, accrued interest and penalty*	9,595	2,163
Other	3,196	3,373

	¥16,221	¥8,479

Notes:

*	“Unrecognized tax benefits, accrued interest and penalty” information is described in Note 16 “Income taxes”